Restructuring - Restructuring Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring
Employee-related restructuring expenses	€ (85)	€ (25)	€ 7
Onerous contract-related restructuring expenses and restructuring related impairment losses	(52)	(132)	(4)
Restructuring expenses	€ 138	€ 157	€ (3)